PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 266	$ 317	$ 393
Write off of property, plant and equipment		$ 117